PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31, 2023	March 31, 2023
Building and building improvements	$-	$8,952,555
Computer software	1,024,274	1,024,274
Furniture and fixtures	287,421	237,042
Computer equipment	220,264	220,264
Leasehold improvements and other	399,306	394,306
Total property and equipment	1,931,265	10,828,441
Accumulated depreciation and amortization	(1,605,742)	(1,558,248)
	$325,523	$9,270,193

Effective June 30, 2023, the Company and DSSI entered into an Assignment of Limited Liability Company Interests agreement pursuant to which: (a) DSSI assumed approximately $7.24 million in SHRG liabilities secured by certain Commercial Real Estate, (b) DSSI credited SHRG approximately $240,000 towards amounts owed under the 2022 Note (the “$27.0 million loan”), and (c) DSSI acquired ownership of Linden Real Estate Holdings LLC, with its sole asset being a commercial lot and commercial building located in Lindon, Utah, subject to the assumed indebtedness.

NOTE 9 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of March 31,
	2023	2022
Building and building improvements	$8,952,555	$8,976,878
Computer software	1,024,274	875,925
Furniture and fixtures	237,042	237,045
Computer equipment	220,264	223,424
Leasehold improvements and other	394,306	263,208
Total property and equipment	10,828,441	10,576,480
Impairment of property and equipment	-	(100,165)
Accumulated depreciation and amortization	(1,558,248)	(891,174)
	$9,270,193	$9,585,141

Depreciation and amortization expense in connection with the Company’s property and equipment for the fiscal year ended March 31, 2023, and 2022 was $583,369 and $534,371, respectively. During the fiscal year ended March 31, 2022, the Company recognized an impairment loss of $100,165 in connection with its formal plans to reorganize its Korean operations.

In December 2021, the Company, through as subsidiary, purchased an office building in Lindon, Utah for $8,942,640, including $3,675,000 allocated to land. The capitalized costs include legal and other professional fees incurred directly in connection with the purchase of the property. On June 15, 2022, the Company and American Pacific Bancorp, Inc. (“APB”) entered a Loan Agreement pursuant to which APB loaned to the Company approximately $5.7 million. The loan is secured by a first mortgage interest on the Lindon, Utah building. See NOTE 16, “RELATED PARTY TRANSACTIONS” for more information.